Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000085712
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000085710
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000085712
Average Annual Return [Line Items]
Average Annual Return, Percent		18.00%	10.06%	6.57%
Without Sales Load [Member] | C000085710
Average Annual Return [Line Items]
Average Annual Return, Percent		18.47%	10.34%	6.85%
PIMCO INDEX: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent		20.19%	11.78%	9.16%
PIMCO INDEX: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent		20.19%	11.78%	9.16%
PIMCO INDEX: 50% MSCI EAFE Index/50% S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% MSCI EAFE Index/50% S&P 500 Index
Average Annual Return, Percent		17.95%	10.77%	8.60%
PIMCO INDEX: 50% MSCI EAFE Index/50% S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% MSCI EAFE Index/50% S&P 500 Index
Average Annual Return, Percent		17.95%	10.77%	8.60%